Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 645		$ 1,645
Annual rate	5.46%
Long term debt	$ 85,137	$ 900	85,833
Current portion of long term debt	1,808		3,372
Long-term debt	$ 83,329		$ 82,461
Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	3.09%	3.09%	3.09%
Long term debt	$ 52,255		$ 50,598
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	645		1,209
Long term debt	79,482		73,269
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0		436
Long term debt	5,655		12,564
2022
Disclosure of detailed information about borrowings [line items]
Short-term debt	645
Long term debt	1,808
Current portion of long term debt	1,808
Long-term debt	$ 0
2022 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
2022 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	645
Long term debt	304
2022 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	1,504
2023
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	8,456
Current portion of long term debt	0
Long-term debt	$ 8,456
2023 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
2023 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	8,456
2023 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	0
2023
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	18
Current portion of long term debt	0
Long-term debt	$ 18
2023 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
2023 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	18
2023 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	0
2025
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	1,726
Current portion of long term debt	0
Long-term debt	$ 1,726
2025 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
2025 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	0
2025 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	1,726
2026
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	2,425
Current portion of long term debt	0
Long-term debt	$ 2,425
2026 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	0
2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	2,425
2027 and following years
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	70,704
Current portion of long term debt	0
Long-term debt	$ 70,704
2027 and following years | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	3.09%
Long term debt	$ 52,255
2027 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	70,704
2027 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	0
Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 461		$ 711
Annual rate	41.02%	44.73%	44.73%
Argentine peso | 2022 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 461
Annual rate	41.02%
Argentine peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Argentine peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Argentine peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Argentine peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Argentine peso | 2027 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 184		$ 498
Annual rate	6.00%	15.13%	15.13%
Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.65%	9.72%	9.72%
Long term debt	$ 1,186		$ 1,031
Uruguayan peso | 2022 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 184
Annual rate	6.00%
Uruguayan peso | 2022 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.04%
Long term debt	$ 256
Uruguayan peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.27%
Long term debt	$ 930
Uruguayan peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Uruguayan peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Uruguayan peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Uruguayan peso | 2027 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Uruguayan peso | 2027 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0		$ 436
Annual rate	0.00%	3.08%	3.08%
Colombian peso | 2022 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Colombian peso | 2023 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Colombian peso | 2023 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Colombian peso | 2025 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Colombian peso | 2026 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Colombian peso | 2027 and following years | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate	0.00%
Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	6.97%	7.00%	7.00%
Long term debt	$ 25,947		$ 21,483
Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.35%	4.64%	4.64%
Long term debt	$ 5,650		$ 3,181
Mexican peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%	5.04%	5.04%
Long term debt	$ 0		$ 9,335
Mexican peso | 2022 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2022 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.49%
Long term debt	$ 1,499
Mexican peso | 2022 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2023 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.46%
Long term debt	$ 7,498
Mexican peso | 2023 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2023 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2023 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2025 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2025 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.32%
Long term debt	$ 1,726
Mexican peso | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2026 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2026 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.29%
Long term debt	$ 2,425
Mexican peso | 2026 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2027 and following years | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	7.59%
Long term debt	$ 18,449
Mexican peso | 2027 and following years | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Mexican peso | 2027 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.24%	6.18%	6.18%
Long term debt	$ 94		$ 157
Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.95%	8.44%	8.44%
Long term debt	$ 5		$ 48
Real | 2022 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Long term debt	$ 48
Real | 2022 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.95%
Long term debt	$ 5
Real | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.40%
Long term debt	$ 28
Real | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.62%
Long term debt	$ 18
Real | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2026 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2027 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
Real | 2027 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%
Long term debt	$ 0
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short-term debt	645
Long term debt	87,694
Current portion of long term debt	1,805
Long-term debt	$ 85,889
At Fair Value | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 56,147
At Fair Value | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	645
Long term debt	82,149
At Fair Value | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt	0
Long term debt	5,545
At Fair Value | Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 461
Annual rate
At Fair Value | Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 184
Annual rate
At Fair Value | Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 1,186
At Fair Value | Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0
Annual rate
At Fair Value | Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 24,722
At Fair Value | Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 5,540
At Fair Value | Mexican peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 0
At Fair Value | Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 94
At Fair Value | Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt	$ 5